Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
VanEck Agribusiness ETF | VanEck Agribusiness ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.03%	(12.24%)	(8.58%)	(7.95%)	23.99%	14.73%	21.70%	(5.76%)	21.68%	12.74%
VanEck Copper and Electrification Metals ETF | VanEck Copper and Electrification Metals ETF Class
Prospectus [Line Items]
Annual Return [Percent]	79.63%	(12.05%)	(12.13%)	(16.99%)
VanEck Gold Miners ETF | VanEck Gold Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	155.57%	10.17%	10.22%	(8.87%)	(9.56%)	23.30%	40.15%	(8.92%)	11.99%	52.91%
VanEck Junior Gold Miners ETF | VanEck Junior Gold Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	173.25%	14.93%	7.78%	(14.48%)	(21.44%)	30.07%	41.31%	(11.58%)	7.89%	73.75%
VanEck Low Carbon Energy ETF | VanEck Low Carbon Energy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	32.88%	(9.17%)	1.34%	(29.52%)	(3.02%)	118.65%	37.38%	(9.02%)	21.90%	(5.26%)
VanEck Natural Resources ETF | VanEck Natural Resources ETF Class
Prospectus [Line Items]
Annual Return [Percent]	34.72%	(4.00%)	2.32%	7.10%	25.38%	6.73%	18.34%	(10.69%)	17.14%	24.93%
VanEck Oil Refiners ETF | VanEck Oil Refiners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	38.75%	(14.97%)	14.00%	18.50%	11.10%	(11.50%)	9.19%	(9.22%)	47.91%	9.55%
VanEck Oil Services ETF | VanEck Oil Services ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.67%	(10.57%)	3.21%	66.14%	21.18%	(41.31%)	(3.35%)	(44.93%)	(19.95%)	27.92%
VanEck Rare Earth and Strategic Metals ETF | VanEck Rare Earth and Strategic Metals ETF Class
Prospectus [Line Items]
Annual Return [Percent]	92.05%	(35.27%)	(18.99%)	(30.68%)	80.09%	63.22%	0.91%	(48.70%)	81.43%	26.35%
VanEck Steel ETF | VanEck Steel ETF Class
Prospectus [Line Items]
Annual Return [Percent]	47.16%	(17.93%)	31.23%	13.87%	27.91%	20.57%	11.02%	(18.94%)	23.87%	95.77%
VanEck® Uranium and Nuclear ETF | VanEck® Uranium and Nuclear ETF Class
Prospectus [Line Items]
Annual Return [Percent]	55.94%	14.52%	36.02%	2.10%	13.48%	3.59%	0.44%	5.15%	8.27%	8.87%
VanEck Africa Index ETF | VanEck Africa Index ETF Class
Prospectus [Line Items]
Annual Return [Percent]	68.50%	10.76%	(8.43%)	(18.34%)	3.69%	2.29%	8.52%	(17.70%)	26.02%	13.94%
VanEck Brazil Small-Cap ETF | VanEck Brazil Small-Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	53.82%	(34.74%)	36.14%	(13.31%)	(21.38%)	(20.75%)	40.81%	(11.66%)	51.71%	60.92%
VanEck Digital India ETF | VanEck Digital India ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(5.95%)	23.03%	30.07%
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(4.92%)	16.11%	35.50%	(21.99%)	29.15%	0.80%	(21.65%)	(38.00%)	66.88%	(4.70%)
VanEck Indonesia Index ETF | VanEck Indonesia Index ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.19%	(8.21%)	1.91%	(9.88%)	(1.65%)	(8.20%)	5.97%	(9.79%)	18.35%	17.49%
VanEck Israel ETF | VanEck Israel ETF Class
Prospectus [Line Items]
Annual Return [Percent]	37.28%	25.44%	(0.22%)	(25.79%)	10.20%	28.14%	26.64%	(6.94%)	14.96%	(5.31%)
VanEck Vietnam ETF | VanEck Vietnam ETF Class
Prospectus [Line Items]
Annual Return [Percent]	62.42%	(10.19%)	15.95%	(44.47%)	22.52%	9.72%	8.86%	(14.14%)	35.76%	(9.78%)
VanEck BDC Income ETF | VanEck BDC Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(4.62%)	15.41%	26.93%	(8.78%)	39.82%	(7.13%)	29.53%	(5.82%)	(0.51%)	25.95%
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.72%	4.54%	12.20%	(14.52%)	(2.78%)	8.59%	12.75%	(4.62%)	11.62%	11.30%
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.21%	(3.37%)	11.88%	(10.15%)	(9.33%)	2.98%	9.90%	(7.68%)	14.00%	8.76%
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.73%	0.24%	15.26%	(26.77%)	18.61%	(21.89%)	20.90%	(4.03%)	18.12%	23.08%
VanEck Office and Commercial REIT ETF | VanEck Office and Commercial REIT ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(10.37%)	16.24%
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.44%	8.79%	11.40%	(19.11%)	12.21%	7.99%	20.16%	(4.28%)	8.25%	5.79%
VanEck Russia ETF | VanEck Russia ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.64%	421.94%	296.65%	(98.62%)	18.74%	(1.38%)	40.40%	(6.47%)	4.62%	45.91%
VanEck Russia Small-Cap ETF | VanEck Russia Small-Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	215.15%	580.57%	5.73%	(98.66%)	(3.28%)	5.23%	36.17%	(29.09%)	11.01%	101.07%
VanEck AA-BB CLO ETF | VanEck AA-BB CLO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.94%
VanEck CLO ETF | VanEck CLO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.76%	8.14%	9.37%
VanEck China Bond ETF | VanEck China Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.04%	1.50%	0.95%	(6.01%)	6.33%	11.13%	2.68%	1.26%	6.91%	(6.43%)
VanEck ChiNext Innovators ETF | VanEck ChiNext Innovators ETF Class
Prospectus [Line Items]
Annual Return [Percent]	58.93%	13.04%	(21.31%)	(35.49%)	8.21%	64.23%	42.80%	(39.72%)	19.37%	(30.04%)
VanEck CMCI Commodity Strategy ETF | VanEck CMCI Commodity Strategy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.42%	4.91%